UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

WESTERN ASSET MANAGED HIGH

INCOME FUND INC.

FORM N-Q

May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited)

May 31, 2007

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 93.8%
Aerospace & Defense — 1.8%
$595,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$605,413
		DRS Technologies Inc., Senior Subordinated Notes:
480,000	B+	6.625% due 2/1/16	486,000
1,325,000	B	7.625% due 2/1/18	1,379,656
		Hawker Beechcraft Acquisition Co.:
1,840,000	B-	Senior Notes, 8.875% due 4/1/15 (a)(b)	1,945,800
230,000	B-	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	246,675
		L-3 Communications Corp., Senior Subordinated Notes:
425,000	BB+	7.625% due 6/15/12	442,000
870,000	BB+	5.875% due 1/15/15	852,600
		Total Aerospace & Defense	5,958,144
Airlines — 1.4%
		Continental Airlines Inc.:
600,000	CCC+	Notes, 8.750% due 12/1/11	591,000
		Pass-Through Certificates:
186,050	B+	Series 2000-2, Class C, 8.312% due 4/2/11	191,748
560,000	B+	Series C, 7.339% due 4/19/14	567,000
		United Airlines Inc., Pass-Through Certificates:
581,502	B	Series 2000-1, Class B, 8.030% due 7/1/11	648,738
1,443,358	B	Series 2000-2, Class B, 7.811% due 10/1/09	1,646,330
		Series 2001-1:
275,000	B+	Class B, 6.932% due 9/1/11	319,172
630,000	CCC-	Class C, 6.831% due 9/1/08	725,682
		Total Airlines	4,689,670
Auto Components — 1.1%
1,035,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	926,325
2,605,000	CCC+	Visteon Corp., Senior Notes, 8.250% due 8/1/10	2,657,100
		Total Auto Components	3,583,425
Automobiles — 3.0%
		Ford Motor Co.:
		Debentures:
405,000	CCC+	8.875% due 1/15/22	363,488
605,000	CCC+	8.900% due 1/15/32	539,962
4,650,000	CCC+	Notes, 7.450% due 7/16/31	3,847,875
		General Motors Corp.:
795,000	B-	Notes, 7.200% due 1/15/11	765,187
		Senior Debentures:
1,200,000	B-	8.250% due 7/15/23	1,126,500
2,260,000	B-	8.375% due 7/15/33	2,113,100
1,325,000	B-	Senior Notes, 7.125% due 7/15/13	1,245,500
		Total Automobiles	10,001,612
Building Products — 1.7%
415,000	CCC+	Ainsworth Lumber Co., Ltd., 7.250% due 10/1/12	325,256
		Associated Materials Inc.:
1,985,000	CCC	Senior Discount Notes, step bond to yield 11.710% due 3/1/14	1,538,375
505,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	531,513
765,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	763,087
3,090,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 8.773% due 3/1/14	2,332,950
		Total Building Products	5,491,181

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Capital Markets — 0.3%
		E*TRADE Financial Corp., Senior Notes:
$530,000	BB-	7.375% due 9/15/13	$554,513
510,000	BB-	7.875% due 12/1/15	552,075
		Total Capital Markets	1,106,588
Chemicals — 2.4%
1,450,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,537,000
1,620,000	B	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	1,660,500
480,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (a)	507,000
		Lyondell Chemical Co.:
		Senior Notes:
430,000	B+	8.000% due 9/15/14	456,875
355,000	B+	8.250% due 9/15/16	386,062
100,000	BB	Senior Secured Notes, 10.500% due 6/1/13	109,750
865,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	960,150
170,000	B-	Momentive Performance Materials Inc., Senior Notes, 9.750% due 12/1/14 (a)	178,500
1,715,000	B	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,715,000
385,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	381,150
		Total Chemicals	7,891,987
Commercial Banks — 0.4%
300,000	B+	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	302,250
920,000	BB	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	913,100
		Total Commercial Banks	1,215,350
Commercial Services & Supplies — 1.9%
1,450,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,479,000
		Allied Waste North America Inc., Senior Notes:
520,000	BB+	6.875% due 6/1/17	532,350
150,000	BB+	Series B, 9.250% due 9/1/12	158,625
300,000	B	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	318,000
1,405,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,513,887
1,200,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,326,000
925,000	B-	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	999,000
		Total Commercial Services & Supplies	6,326,862
Consumer Finance — 4.3%
		Ford Motor Credit Co.:
		Notes:
650,000	B	7.875% due 6/15/10	656,704
1,100,000	B	9.806% due 4/15/12 (c)	1,189,190
635,000	B	7.000% due 10/1/13	608,451
		Senior Notes:
566,000	B	10.605% due 6/15/11 (c)	619,749
1,370,000	B	9.875% due 8/10/11	1,468,807
722,500	B	8.105% due 1/13/12 (c)	726,714
640,000	B	8.000% due 12/15/16	636,315
		General Motors Acceptance Corp.:
4,980,000	BB+	Bonds, 8.000% due 11/1/31	5,486,456
2,790,000	BB+	Notes, 6.875% due 8/28/12	2,806,626
		Total Consumer Finance	14,199,012

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Containers & Packaging — 2.4%
$1,000,000	NR	Berry Plastics Corp., Senior Loan, 1.000% due 6/15/14	$972,500
1,885,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,950,975
1,650,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	1,763,437
1,459,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	1,499,122
570,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	609,900
425,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	3,719
935,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (a)	958,065
		Total Containers & Packaging	7,757,718

Diversified Consumer Services — 0.7%
		Education Management LLC/Education Management Finance Corp.:
735,000	CCC+	Senior Notes, 8.750% due 6/1/14	784,613
250,000	CCC+	Senior Subordinated Notes, 10.250% due 6/1/16	273,750
		Service Corp. International:
740,000	BB-	Debentures, 7.875% due 2/1/13	775,578
375,000	BB-	Senior Notes, 7.500% due 4/1/27 (a)	373,125
		Total Diversified Consumer Services	2,207,066

Diversified Financial Services — 3.0%
480,000	Caa1(e)	Ameripath Intermediate Holdings Inc., Senior Unsecured Notes, 10.650% due 2/15/14 (a)(c)	483,600
655,000	B	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	679,562
1,450,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,489,875
930,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	968,362
1,733,000	NR	JPMorgan Chase London, zero coupon bond to yield 9.310% due 11/8/07 (a)	1,664,581
300,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	307,500
770,000	B-	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	789,342
		Smurfit Kappa Funding PLC:
46,000	B	Senior Notes, 9.625% due 10/1/12	48,760
1,450,000	B	Senior Subordinated Notes, 7.750% due 4/1/15	1,497,125
287,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	304,220
1,625,000	NR	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	1,778,363
		Total Diversified Financial Services	10,011,290

Diversified Telecommunication Services — 8.2%
1,465,000	B-	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	1,472,325
175,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	164,500
		Citizens Communications Co.:
90,000	BB+	7.050% due 10/1/46	78,300
		Senior Notes:
200,000	BB+	7.125% due 3/15/19	200,000
1,210,000	BB+	7.875% due 1/15/27	1,249,325
940,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(f)(g)	0
1,385,000	CCC	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	1,599,675
		Intelsat Bermuda Ltd.:
1,095,000	B+	9.250% due 6/15/16	1,218,188
		Senior Notes:
600,000	B	8.872% due 1/15/15 (c)	616,500
2,280,000	B	11.250% due 6/15/16	2,616,300
429,000	B-	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	465,465
		Level 3 Financing Inc., Senior Notes:

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Diversified Telecommunication Services — 8.2% (continued)
$400,000	CCC+	9.250% due 11/1/14 (a)	$419,500
250,000	CCC+	9.150% due 2/15/15 (a)(c)	255,625
720,000	B	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	783,900
		NTL Cable PLC, Senior Notes:
240,000	B-	8.750% due 4/15/14	255,000
1,415,000	B-	9.125% due 8/15/16	1,545,887
		Qwest Communications International Inc., Senior Notes:
125,000	B+	7.500% due 2/15/14	129,688
350,000	B+	Series B, 7.500% due 2/15/14	363,125
		Qwest Corp.:
2,880,000	BB+	Notes, 8.875% due 3/15/12	3,175,200
1,655,000	BB+	Senior Notes, 7.500% due 10/1/14	1,750,162
1,260,000	A	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	1,281,070
2,545,000	CCC+	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	2,379,575
2,550,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	2,996,250
1,795,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,970,012
		Total Diversified Telecommunication Services	26,985,572

Electric Utilities — 1.1%
421,574	BB+	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	461,887
1,395,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,612,969
1,400,000	B-	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	1,401,750
		Total Electric Utilities	3,476,606
Electrical Equipment — 0.1%
375,000	BB-	Belden CDT Inc., Senior Subordinated Notes, 7.000% due 3/15/17 (a)	385,823

Electronic Equipment & Instruments — 0.3%
		NXP BV/NXP Funding LLC:
280,000	B+	Senior Notes, 9.500% due 10/15/15 (a)	291,200
760,000	BB+	Senior Secured Bond, 7.875% due 10/15/14 (a)	786,600
		Total Electronic Equipment & Instruments	1,077,800

Energy Equipment & Services — 2.3%
1,145,000	A-	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,519,257
1,140,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	1,191,300
352,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	359,920
565,000	NR	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (a)(c)	584,775
445,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	458,350
750,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	811,875
375,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	388,125
1,960,000	BB	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,386,149
		Total Energy Equipment & Services	7,699,751

Food & Staples Retailing — 0.4%
980,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,217,856

Food Products — 0.5%
1,494,000	B-	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	1,531,350

Gas Utilities — 0.5%
1,730,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,725,675

Health Care Equipment & Supplies — 0.2%
675,000	B	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	669,094

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Health Care Providers & Services — 5.8%
$1,450,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	$1,587,750
825,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	859,031
		DaVita Inc.:
		Senior Notes:
805,000	B	6.625% due 3/15/13	813,050
195,000	B	6.625% due 3/15/13 (a)	196,219
975,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	1,004,250
		HCA Inc.:
2,660,000	B-	Debentures, 7.500% due 11/15/95	2,202,679
		Notes:
725,000	B-	6.375% due 1/15/15	641,625
550,000	B-	7.690% due 6/15/25	503,787
		Senior Notes:
25,000	B-	6.250% due 2/15/13	23,344
15,000	B-	6.500% due 2/15/16	13,275
		Senior Secured Notes:
975,000	BB-	9.250% due 11/15/16 (a)	1,071,281
905,000	BB-	9.625% due 11/15/16 (a)(b)	1,000,025
1,675,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,767,125
150,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	165,938
		Tenet Healthcare Corp., Senior Notes:
1,775,000	CCC+	7.375% due 2/1/13	1,681,812
2,605,000	CCC+	9.875% due 7/1/14	2,683,150
780,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	820,950
		Universal Hospital Services Inc., Secured Notes:
305,000	B+	8.500% due 6/1/15 (a)(b)	313,006
320,000	B+	8.759% due 6/1/15 (a)(c)	326,400
1,390,000	B-	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)	1,384,788
		Total Health Care Providers & Services	19,059,485
Hotels, Restaurants & Leisure — 5.4%
705,000	CCC	Buffets Inc., Senior Notes, 12.500% due 11/1/14	722,625
		Caesars Entertainment Inc., Senior Subordinated Notes:
800,000	B+	8.875% due 9/15/08	827,000
1,530,000	B+	8.125% due 5/15/11	1,627,537
875,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	905,625
660,000	CCC+	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	683,100
		Herbst Gaming Inc., Senior Subordinated Notes:
1,350,000	B-	8.125% due 6/1/12	1,380,375
275,000	B-	7.000% due 11/15/14	260,563
1,510,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,642,125
335,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	333,325
1,300,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,277,250
415,000	B+	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	416,556
		MGM MIRAGE Inc.:
220,000	BB	7.500% due 6/1/16	217,800
		Senior Notes:
610,000	BB	6.750% due 9/1/12	606,950
1,170,000	BB	7.625% due 1/15/17	1,161,225
310,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	324,337

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Hotels, Restaurants & Leisure — 5.4% (continued)
$1,370,000	B	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	$1,548,100
130,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	138,125
335,000	CCC	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	348,400
		Snoqualmie Entertainment Authority, Senior Secured Notes:
320,000	B	9.150% due 2/1/14 (a)(c)	328,800
260,000	B	9.125% due 2/1/15 (a)	272,350
		Station Casinos Inc.:
		Senior Notes:
40,000	B+	6.000% due 4/1/12	39,000
1,380,000	B+	7.750% due 8/15/16	1,431,750
		Senior Subordinated Notes:
75,000	B	6.875% due 3/1/16	69,563
100,000	B	6.625% due 3/15/18	90,500
1,100,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	1,122,000
		Total Hotels, Restaurants & Leisure	17,774,981

Household Durables — 2.1%
120,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	123,150
685,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	707,722
1,170,000	B-	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,199,250
		K Hovnanian Enterprises Inc., Senior Notes:
1,460,000	BB	7.500% due 5/15/16	1,430,800
430,000	BB	8.625% due 1/15/17	449,350
955,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,002,750
1,330,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.130% due 9/1/12	1,246,875
800,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	840,000
		Total Household Durables	6,999,897

Household Products — 0.4%
490,000	CCC	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (a)	563,500
710,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	745,500
		Total Household Products	1,309,000

Independent Power Producers & Energy Traders — 4.5%
415,000	CCC	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	414,890
		AES Corp.:
		Senior Notes:
2,330,000	B	9.500% due 6/1/09	2,490,187
280,000	B	8.875% due 2/15/11	303,100
280,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (a)	299,600
2,360,000	B-	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	2,348,200
		Edison Mission Energy, Senior Notes:
175,000	BB-	7.500% due 6/15/13	180,688
1,000,000	BB-	7.750% due 6/15/16	1,045,000
840,000	BB-	7.200% due 5/15/19 (a)	841,050
890,000	BB-	7.625% due 5/15/27 (a)	905,575
295,194	BB	Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B, 9.125% due 6/30/17	335,599
1,290,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,370,625
		NRG Energy Inc., Senior Notes:
575,000	B	7.250% due 2/1/14	592,250
3,085,000	B	7.375% due 2/1/16	3,208,400
100,000	B	7.375% due 1/15/17	104,125

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Independent Power Producers & Energy Traders — 4.5% (continued)
		TXU Corp., Senior Notes:
$310,000	BB-	Series Q, 6.500% due 11/15/24	$267,552
80,000	BB-	Series R, 6.550% due 11/15/34	67,849
		Total Independent Power Producers & Energy Traders	14,774,690
Insurance — 0.2%
710,000	BB	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17 (a)	718,875
Internet & Catalog Retail — 0.2%
730,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	735,475
IT Services — 0.7%
		SunGard Data Systems Inc.:
600,000	B-	Senior Notes, 9.125% due 8/15/13	640,500
1,550,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	1,703,063
		Total IT Services	2,343,563
Leisure Equipment & Products — 0.3%
1,075,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	1,049,469
Machinery — 0.1%
430,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14	446,125
Media — 8.8%
		Affinion Group Inc.:
1,650,000	B-	Senior Notes, 10.125% due 10/15/13	1,815,000
615,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	690,337
		AMC Entertainment Inc.:
310,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	330,538
1,850,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	2,120,562
1,930,000	CCC	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	1,958,950
1,770,000	CCC	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,933,725
1,320,000	CCC	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,412,400
620,000	CCC	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	647,900
510,000	CCC	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	530,400
1,010,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	1,035,250
		CSC Holdings Inc.:
		Senior Debentures:
530,000	B+	7.625% due 7/15/18	535,300
50,000	B+	Series B, 8.125% due 8/15/09	52,063
		Senior Notes:
		Series B:
795,000	B+	8.125% due 7/15/09	827,794
750,000	B+	7.625% due 4/1/11	772,500
450,000	B+	Series WI, 6.750% due 4/15/12	446,625
422,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	458,925
855,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	933,019
		EchoStar DBS Corp., Senior Notes:
1,500,000	BB-	6.625% due 10/1/14	1,503,750
1,315,000	BB-	7.125% due 2/1/16	1,356,094
1,585,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	1,662,269
280,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (a)(c)	293,300
635,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	669,925

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Media — 8.8% (continued)
		R.H. Donnelley Corp.:
		Senior Discount Notes:
$375,000	B	Series A-1, 6.875% due 1/15/13	$371,250
700,000	B	Series A-2, 6.875% due 1/15/13	693,000
1,275,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	1,380,187
300,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	324,375
		Rainbow National Services LLC:
1,555,000	B+	Senior Notes, 8.750% due 9/1/12 (a)	1,667,737
210,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	236,775
840,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	875,700
1,300,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,433,783
		Total Media	28,969,433
Metals & Mining — 2.8%
105,000	B+	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	117,600
3,795,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	4,155,525
725,000	CCC+	Metals USA Holdings Corp., Senior Notes, 11.356% due 1/15/12 (a)(b)	722,281
1,720,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,939,300
1,020,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,081,200
1,020,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	1,076,100
		Total Metals & Mining	9,092,006
Multiline Retail — 0.7%
		Neiman Marcus Group Inc.:
540,000	B-	Senior Notes, 9.000% due 10/15/15 (b)	595,350
1,375,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	1,553,750
		Total Multiline Retail	2,149,100
Oil, Gas & Consumable Fuels — 9.6%
1,580,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,635,300
		Chesapeake Energy Corp., Senior Notes:
1,875,000	BB	6.625% due 1/15/16	1,910,156
950,000	BB	6.250% due 1/15/18	947,625
345,000	B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	362,681
950,000	NR	Corral Finans AB, 6.855% due 4/15/10 (a)(b)	966,625
4,175,000	BB-	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	4,599,660
		Enterprise Products Operating LP:
250,000	BB	7.034% due 1/15/68 (c)	248,446
790,000	BB	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	860,342
1,760,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,786,400
350,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	371,875
1,140,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,204,125
		Mariner Energy Inc., Senior Notes:
560,000	B-	7.500% due 4/15/13	561,400
335,000	B-	8.000% due 5/15/17	343,375
440,000	BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	455,400
745,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	795,287
670,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	723,600
		Petroplus Finance Ltd.:
380,000	BB-	6.750% due 5/1/14 (a)	382,375
600,000	BB-	7.000% due 5/1/17 (a)	607,500
		Pogo Producing Co., Senior Subordinated Notes:
40,000	B+	7.875% due 5/1/13	42,200
1,220,000	B+	6.875% due 10/1/17	1,241,350
310,000	B+	Series B, 8.250% due 4/15/11	318,138

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Oil, Gas & Consumable Fuels — 9.6% (continued)
$1,740,000	B1(e)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	$1,829,175
60,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	60,600
1,625,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,543,750
1,420,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,490,120
765,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	745,875
		Williams Cos. Inc.:
		Notes:
1,615,000	BB	7.875% due 9/1/21	1,816,875
2,265,000	BB	8.750% due 3/15/32	2,706,675
1,025,000	BB	Senior Notes, 7.625% due 7/15/19	1,130,062
		Total Oil, Gas & Consumable Fuels	31,686,992
Paper & Forest Products — 2.2%
		Abitibi-Consolidated Co. of Canada:
990,000	B	6.000% due 6/20/13	826,650
590,000	B	Senior Notes, 8.375% due 4/1/15	528,050
		Abitibi-Consolidated Inc.:
260,000	B	7.400% due 4/1/18	211,900
155,000	B	Debentures, 8.850% due 8/1/30	132,331
1,590,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,685,400
		NewPage Corp.:
1,075,000	B-	Senior Secured Notes, 11.606% due 5/1/12 (c)	1,199,969
1,170,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	1,304,550
		Verso Paper Holdings LLC:
30,000	B	Senior Secured Notes, 9.125% due 8/1/14 (a)	31,950
1,290,000	CCC+	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	1,386,750
		Total Paper & Forest Products	7,307,550
Pharmaceuticals — 0.4%
1,240,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,227,600
Real Estate Investment Trusts (REITs) — 0.7%
		Host Marriott LP, Senior Notes:
375,000	BB	7.125% due 11/1/13	386,250
350,000	BB	Series O, 6.375% due 3/15/15	350,438
455,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	436,800
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
370,000	BB+	6.500% due 6/1/16	375,550
835,000	BB+	6.750% due 4/1/17	860,050
		Total Real Estate Investment Trusts (REITs)	2,409,088
Real Estate Management & Development — 1.0%
760,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	722,000
		Realogy Corp., Senior Notes:
310,000	B-	10.500% due 4/15/14 (a)	311,938
2,270,000	B-	12.375% due 4/15/15 (a)	2,218,925
		Total Real Estate Management & Development	3,252,863
Road & Rail — 1.7%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
1,455,000	B2(e)	9.375% due 5/1/12	1,578,675
60,000	B2(e)	12.500% due 6/15/12	64,200
		Hertz Corp.:
425,000	B	Senior Notes, 8.875% due 1/1/14	459,531
2,200,000	B	Senior Subordinated Notes, 10.500% due 1/1/16	2,494,250

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
Road & Rail — 1.7% (continued)
		Kansas City Southern de Mexico, Senior Notes:
$280,000	B	7.625% due 12/1/13 (a)	$286,650
315,000	B	7.375% due 6/1/14 (a)	320,513
290,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	297,975
		Total Road & Rail	5,501,794
Semiconductors & Semiconductor Equipment — 0.3%
1,150,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	1,157,188
Specialty Retail — 0.6%
285,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 7.625% due 3/15/17 (a)	286,425
		AutoNation Inc., Senior Notes:
230,000	BB+	7.356% due 4/15/13 (c)	233,450
200,000	BB+	7.000% due 4/15/14	203,000
1,040,000	CCC+	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,036,100
220,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	245,850
		Total Specialty Retail	2,004,825
Textiles, Apparel & Luxury Goods — 1.2%
		Levi Strauss & Co., Senior Notes:
1,345,000	B	9.750% due 1/15/15	1,467,731
705,000	B	8.875% due 4/1/16	751,706
2,000,000	CCC+	Simmons Co., Senior Discount Notes, step bond to yield 8.253% due 12/15/14	1,715,000
		Total Textiles, Apparel & Luxury Goods	3,934,437
Thrifts & Mortgage Finance — 1.0%
3,200,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	3,360,000
Tobacco — 0.3%
		Alliance One International Inc., Senior Notes:
190,000	B	8.500% due 5/15/12 (a)	196,650
680,000	B	11.000% due 5/15/12	754,800
		Total Tobacco	951,450
Trading Companies & Distributors — 1.1%
685,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	744,937
930,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,009,050
1,320,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,458,600
260,000	B-	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	271,700
		Total Trading Companies & Distributors	3,484,287
Transportation Infrastructure — 0.5%
1,675,000	B	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (a)	1,645,688
Wireless Telecommunication Services — 3.2%
300,000	CCC	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	317,625
		Rural Cellular Corp.:
1,045,000	B	Senior Secured Notes, 8.250% due 3/15/12	1,105,087
890,000	CCC	Senior Subortinated Notes, 8.360% due 6/1/13 (a)(c)	896,675
		Sprint Capital Corp.:
3,400,000	BBB	Notes, 8.750% due 3/15/32	3,930,026
1,975,000	BBB	Senior Notes, 6.875% due 11/15/28	1,932,688
2,120,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (a)	2,273,700
		Total Wireless Telecommunication Services	10,455,801
		TOTAL CORPORATE BONDS & NOTES (Cost — $293,677,946)	309,011,094

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Rating‡	Security	Value
ASSET-BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.0%
$6,296,588	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(f)(g)	$0
Electric — 0.2%
467,661	BB	Mirant Mid-Atlantic LLC, Series C, 10.060% due 12/30/28	583,700
		TOTAL ASSET-BACKED SECURITIES (Cost — $7,581,870)	583,700
CONVERTIBLE BOND & NOTE — 0.1%
Diversified Financial Services — 0.1%
340,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $340,000)	388,875
LOAN PARTICIPATIONS — 1.6%
United States — 1.6%
		Bluegrass Container Co. LLC:
1,515,152	BB	Second Lien, Tranche, 10.320% due 12/30/13 (JPMorgan Chase & Co.) (a)(h)	1,546,970
484,848	BB	Term Loans, 10.320% due 12/30/13 (JPMorgan Chase & Co.) (a)(h)	495,030
500,000	NR	Penhall International Corp., Term Loan, (Deutsche Bank Securities) 12.824% due 4/1/12 (a)(h)	492,500
2,500,000	NR	SandRidge Energy, Term Loan, (Banc of America Securities) 8.975% due 4/1/15 (a)(h)	2,587,500
		TOTAL LOAN PARTICIPATIONS (Cost — $4,990,344)	5,122,000
SOVEREIGN BONDS — 1.4%
Brazil — 0.5%
		Federative Republic of Brazil:
890,000	BB+	11.000% due 8/17/40	1,193,267
380,000	BB+	Collective Action Securities, Notes, 8.000% due 1/15/18	424,840
		Total Brazil	1,618,107
Russia — 0.9%
2,795,950	BBB+	Russian Federation, 7.500% due 3/31/30 (a)(c)	3,139,293
		TOTAL SOVEREIGN BONDS (Cost — $4,616,886)	4,757,400

Face Amount
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.9%
U.S. Government Obligations — 0.9%
3,040,000		U.S. Treasury Notes, 4.750% due 5/31/12 (Cost — $3,024,919)	3,027,177

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,821,127		Home Interiors & Gifts Inc. (f)(g)*	28,211
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785		Aurora Foods Inc. (f)(g)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1		Pliant Corp. (f)(g)*	0

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Shares	Security	Value
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares (f)(g)*	$0
12,250	Pagemart Wireless (a)(f)(g)	123
	TOTAL TELECOMMUNICATION SERVICES	123
	TOTAL COMMON STOCKS (Cost — $1,257,731)	28,334
CONVERTIBLE PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
1,867	Chesapeake Energy Corp., Convertible, 6.250% (Cost — $469,088)	533,729
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.0%
8,800	Ford Motor Co., Notes, 7.500%	170,720
Media — 0.1%
50	ION Media Networks Inc., 0.000% (b)*	437,500
	TOTAL CONSUMER DISCRETIONARY	608,220
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
100	Preferred Plus, Series FRD-1, 7.400%	1,797
8,500	Saturns, Series F 2003-5, 8.125%	167,790
	TOTAL FINANCIALS	169,587
	TOTAL PREFERRED STOCKS (Cost — $690,430)	777,807

Warrants
WARRANTS — 0.0%
1,005	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(f)(g)*	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(f)(g)*	0
720	IWO Holdings Inc., Expires 1/15/11 (a)(f)(g)*	0
750	Jazztel PLC, Expires 7/15/10 (f)(g)*	0
1,040	Merrill Corp., Class B Shares, Expires 5/1/09 (a)(f)(g)*	0
2,460	Viasystems Group Inc., Expires 1/31/10 (f)(g)*	0
	TOTAL WARRANTS (Cost — $248,597)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $316,897,811)	324,230,116

Face Amount
SHORT-TERM INVESTMENT — 1.1%
Repurchase Agreement — 1.1%
$3,599,000	Nomura Securities International Inc. repurchase agreement dated 5/31/07, 5.200% due 6/1/07; Proceeds at maturity - $3,599,520; (Fully collateralized by U.S. government agency obligations 0.000% due 10/15/20; Market value - $3,671,077) (Cost — $3,599,000)	3,599,000
	TOTAL INVESTMENTS — 99.5% (Cost — $320,496,811#)	327,829,116
	Other Assets in Excess of Liabilities — 0.5%	1,586,921
	TOTAL NET ASSETS — 100.0%	$329,416,037

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
(d)	Security is currently in default.
(e)	Rating by Moody’s Investors Service.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 14 and 15 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C”  are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,875,945
Gross unrealized depreciation	(10,543,640)
Net unrealized appreciation	$7,332,305

Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2007, the Fund held loan participations with a total cost of $4,990,344 and a total market value of $5,122,000.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 27, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  July 27, 2007